SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue			$ 75,731	$ 62,752
Funds From Operations From Equity Accounted Investments	$ 3,806	$ 3,091	3,806	3,091
Interest			(7,604)	(7,213)
Current income taxes	(1,114)	(756)	(1,114)	(756)
Funds from operations	(7,558)	(5,180)	(7,558)	(5,180)
Equity	134,741	122,642	134,741	122,642
Equity accounted investments	46,100	41,327	$ 46,100	$ 41,327	$ 40,698
Additions to non-current assets	$ 60,831	$ 26,872
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	62.00%	62.00%	62.00%	62.00%
Basis of Calculation		100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 42,210	$ 31,693	$ 42,210	$ 31,693
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	5,381	3,930
Interest			28	8
Operating segments
Disclosure of operating segments [line items]
Revenue	81,112	66,682
Interest	(7,604)	(7,216)
Asset management
Disclosure of operating segments [line items]
Revenue			306	246
Funds From Operations From Equity Accounted Investments	558			277
Current income taxes	0			0
Funds from operations			(2,614)	(1,776)
Equity accounted investments	4,496	4,530	4,496	4,530
Additions to non-current assets	0			64
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,905	4,947	4,905	4,947
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,900		4,930	3,278
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	2,300	1,200
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	5,236	3,524
Interest	0			0
Corporate Activities
Disclosure of operating segments [line items]
Revenue			169	872
Funds From Operations From Equity Accounted Investments	63			(17)
Current income taxes			38	67
Funds from operations			(370)	86
Equity accounted investments	2,056	830	2,056	830
Additions to non-current assets	1,332			234
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(8,942)	(6,986)	(8,942)	(6,986)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			(18)	(1)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	151	871
Interest	(414)			388
Renewable Power
Disclosure of operating segments [line items]
Revenue			4,580	4,085
Funds From Operations From Equity Accounted Investments	187			116
Current income taxes	(43)			66
Funds from operations			(1,044)	(1,044)
Additions to non-current assets	5,001			1,677
Renewable Power | Other [Member]
Disclosure of operating segments [line items]
Equity accounted investments	1,801	1,444	1,801	1,444
Renewable Power | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	5,264	5,154	5,264	5,154
Renewable Power | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			0	0
Renewable Power | Operating segments
Disclosure of operating segments [line items]
Revenue	4,580	4,085
Interest	(892)			885
Infrastructure
Disclosure of operating segments [line items]
Revenue			11,941	9,294
Funds From Operations From Equity Accounted Investments	1,697			1,329
Current income taxes	(402)			247
Funds from operations			(797)	(569)
Equity accounted investments	9,569	10,530	9,569	10,530
Additions to non-current assets	18,248			11,200
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	3,022	2,552	3,022	2,552
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			6	7
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	11,947	9,301
Interest	(1,502)			1,224
Private Equity
Disclosure of operating segments [line items]
Revenue			46,252	37,161
Funds From Operations From Equity Accounted Investments	448			600
Current income taxes	(537)			286
Funds from operations			(2,030)	(935)
Equity accounted investments	2,945	2,623	2,945	2,623
Additions to non-current assets	14,161			3,535
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	3,565	3,965	3,565	3,965
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			431	614
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	46,683	37,775
Interest	(1,503)			1,573
Real Estate
Disclosure of operating segments [line items]
Revenue			9,923	8,851
Funds From Operations From Equity Accounted Investments	742			765
Current income taxes	(77)			82
Funds from operations			(1,185)	(876)
Equity accounted investments	24,829	21,024	24,829	21,024
Additions to non-current assets	21,918			10,117
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	32,004	19,331	32,004	19,331
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			32	32
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	9,955	8,883
Interest	(3,225)			3,117
Residential Development
Disclosure of operating segments [line items]
Revenue			2,560	2,243
Funds From Operations From Equity Accounted Investments	111			21
Current income taxes	(17)			8
Funds from operations			(258)	(66)
Equity accounted investments	404	346	404	346
Additions to non-current assets	171			45
Residential Development | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,392	2,730	2,392	2,730
Residential Development | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue			$ 0	0
Residential Development | Operating segments
Disclosure of operating segments [line items]
Revenue	2,560	$ 2,243
Interest	$ (68)			$ 29